Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan
Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan.

The Company believes that stock-based compensation better aligns the interests of its employees and directors with those of its shareholders versus exclusively providing cash-based compensation. Stock-based compensation provides incentives to retain and motivate executive officers and key employees responsible for driving Company performance and maintaining important relationships that contribute to the growth of the Company.

Compensation expense charged to operations related to stock-based compensation, which totaled $9.6 million, $6.9 million, and $7.7 million for each of the years ended December 31, 2012, 2011 and 2010, respectively, is included in the Consolidated Statements of Operations and Comprehensive Income (Loss) in SG&A expenses. The Company has recognized an income tax benefit of $3.5 million, $2.5 million, and $2.9 million for the years ended December 31, 2012, 2011 and 2010, respectively in the consolidated statements of operations for stock-based compensation arrangements.

Effective June 3, 2010, shareholders of the Company approved the adoption of the On Assignment, Inc. 2010 Incentive Award Plan (the 2010 Plan), which replaced the Company’s Restated 1987 Stock Option Plan (the 1987 Plan). The 2010 Plan permits the grant of stock options, including incentive stock options, nonqualified stock options, restricted stock awards (RSAs), dividend equivalent rights, stock payments, deferred stock, restricted stock units (RSUs), performance shares and other incentive awards, stock appreciation rights and cash awards to its employees, directors and consultants for up to 2,184,983 shares of common stock, which included 884,983 shares that remained available for issuance under the 1987 Plan as of June 3, 2010. The 2010 Plan allows for stock option awards to be granted with an exercise price equal to the closing market price of the Company’s stock at the date of grant. Stock option awards generally vest over four years of continuous service with the Company and generally have ten-year contractual terms. RSUs and RSAs generally vest over a three year continuous service period, though individual award vesting terms vary within these parameters. Certain stock option awards and RSUs and RSAs provide for accelerated vesting in the event of a change in control (see Note 8). Options or awards that are canceled or forfeited are added back to the pool of shares available for issuance under the 2010 Plan. As of December 31, 2012, there were 1,502,481 shares available for issuance under the 2010 Plan.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that incorporates assumptions disclosed in the table below. Expected volatility is based on historical volatility of the underlying stock for a period consistent with the expected lives of the stock options as the Company believes this is a reasonable representation of future volatility. Additionally, the Company analyzes historical stock option exercise behavior and vesting patterns for RSUs and RSAs in order to estimate employee turnover rates (i.e. forfeiture rates). The forfeiture rate, set by management, is used to estimate the number of options and awards that will eventually vest and the associated impact on stock-based compensation expense. The expected life, or term, of options granted is derived from historical exercise behavior and represents the period of time that stock option awards are expected to be outstanding. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury Securities with a maturity equivalent to the options’ expected term. For RSUs and RSAs, the Company records compensation expense based on the fair market value of the awards on the grant date.

The preceding paragraphs describe the general terms of most stock-based incentive awards granted by the Company. However, the Company has granted a discrete set of stock-based awards to its Chief Executive Officer (CEO) and other corporate officers that differ from those generally stated terms. The grant-date fair-value of these awards, which was determined by applying certain provisions of the stock compensation guidance relative to performance-based and market-based awards, is generally being expensed over the vesting term. The impact of these awards is reflected in the detailed RSU and RSA disclosures below. All awards are subject to the officer’s continued employment through such vesting dates, however, the vesting of certain awards will accelerate upon the occurrence of a change in control of the Company and/or upon certain qualifying terminations of employment.

2012 Employment Inducement Incentive Award Plan

Effective May 15, 2012 (amended and restated as of December 13, 2012), the Board of Directors adopted the 2012 Employment Inducement Incentive Award Plan (2012 Inducement Award Plan). The 2012 Inducement Award Plan includes terms similar to the 2010 Plan and allows for grants of stock to employees as employment inducement awards pursuant to NYSE rules.

CEO Awards

The Company granted discrete stock-based awards to its CEO as follows: (i) a market based award in 2010 with a grant date fair market value of $0.5 million. The award was expensed over a service period of 2.6 years and the number of shares were determined by dividing $0.5 million by the closing price of the Company stock on February 1, 2013, contingent upon the achievement of defined market targets, which were met, (ii) a performance based award on March 8, 2011, which had a grant date fair market value of $1.0 million and was expensed over a service period of 9.9 months, the financial performance objectives were met by the Company during the twelve month period ending December 31, 2011 and 24,654 shares vested on December 31, 2012 and the remaining number of shares will be determined by dividing $0.5 million by the closing price of the Company’s stock on February 1, 2014, and (iii) a performance based award on March 23, 2012, which had a grant date fair market value of $1.5 million and was expensed over a service period of 9.3 months, the financial performance objectives were met by the Company during the twelve month period ending December 31, 2012 and 24,654 shares vested on December 31, 2012 and the remaining number of shares will be determined by dividing $0.5 million by the closing price of the Company’s stock on each of February 1, 2014 and February 1, 2015. The Company classifies these awards as liability awards until the number of shares is determined. The liability of $2.0 million related to these awards is included in other accrued expenses and other long-term liabilities in the accompanying Consolidated Balance Sheets as of December 31, 2012.

On December 31, 2012, the CEO was awarded 39,448 RSUs with a grant date fair market value of $0.8 million, contingent upon the Company meeting certain financial performance objectives based on adjusted EBITDA approved by the Compensation Committee over the twelve-month period ending December 31, 2013 and continued employment through January 1, 2014.

On March 5, 2012, the CEO was awarded 45,372 RSUs with a grant date fair market value of $0.6 million, of which 22,686 shares vested on December 31, 2012 and the remaining 22,686 shares will vest on January 4, 2014. As of December 31, 2012, the performance targets had been fully achieved and certified by the Compensation Committee of the Board of Directors.

On March 8, 2011, the CEO was awarded 58,754 RSUs with a grant date fair market value of $0.6 million, which vested in two equal components of $0.3 million on January 1, 2012 and December 31, 2012. As of December 31, 2011, the performance targets had been fully achieved and certified by the Compensation Committee.

On March 17, 2010, the CEO was granted 67,568 RSUs, with a grant-date fair value of $0.5 million, of which 33,784 RSUs vested on February 1, 2011 and 33,784 RSUs vested on February 1, 2012. As of December 31, 2011, the performance targets had been fully achieved and certified by the Compensation Committee and the grant-date fair value was expensed over the respective vesting periods for each of the two components.

On November 4, 2009, the Company entered into an employment agreement with the CEO that provided for three annual stock award grants with grant-date values of $0.8 million each, based on performance objectives for 2010 through 2012 that vested on February 1, 2011, January 1, 2012, and December 31, 2012, respectively, contingent upon achieving positive adjusted EBITDA, which were met for each of the respective periods.

The grant-date fair value of the RSUs are expensed over the vesting term, based on an estimate of the percentage achievement of the applicable performance targets. All awards were subject to the CEO’s continued employment through applicable vesting dates. All awards may vest on an accelerated basis in part or in full upon the occurrence of certain events.

Other Executive Officer Awards

The Company records stock-based compensation expense over the vesting period of the awards based on the probability that the performance objectives will be met and that the executives will maintain their employment through the respective vesting dates.

In the first quarter of 2012, the Company granted RSUs to certain executive officers with an aggregate grant-date fair value of $1.7 million. Of the $1.7 million, $0.9 million will vest in three equal annual increments subject to continued employment on each succeeding grant-date anniversary. The remaining $0.8 million vested on December 31, 2012, as certain performance objectives approved by the Compensation Committee were attained and certified by the Compensation Committee.

On May 15, 2012, the Company granted RSUs to certain executive officers in conjunction with the acquisition of Apex. The aggregate grant-date fair value of these grants was $0.8 million. Of the $0.8 million, $0.6 million will vest in three equal annual increments subject to continued employment on each succeeding grant-date anniversary. The remaining $0.2 million will vest on May 31, 2013, subject to continued employment, Apex attaining certain performance objectives and certification by the Compensation Committee.

In the first quarter of 2011, the Company granted RSUs to certain executive officers with an aggregate grant-date fair value of $1.6 million Of the $1.6 million, $0.9 million will vest in three annual increments subject to continued employment on each succeeding grant-date anniversary. The remaining $0.7 million vested on January 3, 2012, as certain performance objectives approved by the Compensation Committee were attained and certified by the Compensation Committee.

In the first quarter of 2010, the Company granted RSUs to certain executive officers with an aggregate grant-date fair value of $1.2 million. Sixty percent of the total RSU awards will vest in three annual increments subject to continued employment on each succeeding grant-date anniversary. Forty percent of the awards will vest in three consecutive annual installments contingent upon the officer attaining certain performance objectives certified by the Compensation Committee. Accordingly, the Company records stock-based compensation expense over the vesting period of these awards based on the probability that the performance objectives will be met and that the executives will maintain their employment through the respective vesting dates.

Stock Options

The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	—	—	—
Risk-free interest rate	1.19%	0.92%	1.47%
Expected volatility	64.15%	75.67%	73.26%
Expected lives	7.3 years	3.6 years	3.6 years

The following summarizes pricing and term information for options outstanding as of December 31, 2012:

			Options Outstanding			Options Exercisable
			Number Outstanding at	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable at	Weighted Average Exercise Price
Range of Exercise Prices			December 31, 2012			December 31, 2012
$2.82	─	$6.68	275,164	3.4	$5.33	270,436	$5.33
6.86	─	10.20	280,731	7.5	8.03	130,360	7.86
10.46	─	11.39	308,390	6.5	10.88	182,132	11.18
11.56	─	12.90	275,950	4.1	12.25	275,950	12.25
12.91	─	16.51	146,125	7.0	14.98	67,625	13.30
$2.82	─	$16.51	1,286,360	5.6	$9.83	926,503	$9.48

The following table is a summary of stock option activity under the Plan as of December 31, 2012 and changes for the year then ended:

	Incentive Stock Options	Non- Qualified Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	221,466	2,041,738	$8.62	5.3	$6,928,000
Granted	—	78,500	$16.43
Exercised	(87,973)	(880,233)	$7.27
Canceled	(4,070)	(83,068)	$12.78
Outstanding at December 31, 2012	129,423	1,156,937	$9.83	5.6	$13,442,000
Vested and Expected to Vest at December 31, 2012	129,324	1,091,043	$9.70	5.4	$12,910,000
Exercisable at December 31, 2012	129,192	797,311	$9.48	4.5	$10,007,000

The table above includes 54,000 non-employee director stock options outstanding as of January 1, 2012. There were no non-employee director stock options outstanding as of December 31, 2012.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2011 and 2010 was $10.34, $5.04, and $3.80 per option, respectively. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $9.7 million, $1.3 million, and $0.2 million.

As of December 31, 2012 there was unrecognized compensation expense of $1.5 million related to unvested stock options based on options that are expected to vest. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 2.65 years.

Restricted Stock Units and Restricted Stock Awards

A summary of the status of the Company’s unvested RSUs and RSAs as of December 31, 2012 and changes during the year then ended are presented below:

	Restricted Stock Units / Awards	Weighted Average Grant-Date Fair Value Per Unit / Award
Unvested RSUs and RSAs outstanding at January 1, 2012	1,208,166	$8.99
Granted	1,168,172	16.94
Market value share count adjustment for liability awards	(84,858)	20.28
Vested	(865,833)	10.04
Forfeited	(34,813)	9.67
Unvested RSUs and RSAs outstanding at December 31, 2012	1,390,834	$14.31
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012	1,149,735	$14.50

The number of shares vested in the table above includes 345,181 shares surrendered by the employees to the Company for payment of minimum tax withholding obligations. Shares of stock withheld for purposes of satisfying minimum tax withholding obligations are again available for issuance under the Plan.

The table above includes 760,788 RSUs with an aggregate grant-date fair value of $12.3 million granted on May 15, 2012 to certain Apex employees. The grants generally vest 25 percent on the first anniversary of the grant date and in 12 quarterly installments thereafter, subject to continued employment.

Additionally, the table above includes 42,392 RSUs that were awarded to non-employee directors on September 1, 2012, of which 21,196 shares vested immediately upon issuance and the remaining shares will vest on September 1, 2013. The weighted average grant-date fair value of these awards was $16.51. There was unrecognized compensation expense of $210,000 as of December 31, 2012 related to these RSUs that will be recorded over the remaining term of eight months.

In December 2012, the Company converted certain RSUs for six executive officers to RSAs and accelerated the vesting of those awards. The original vesting dates for these awards were in January 2013. The awards were accelerated in order to provide an opportunity to accelerate the application of taxes applicable to all or a portion of the equity awards and thereby provide each executive with the certainty of known 2012 tax consequences. There was no incremental compensation cost as a result of this acceleration.

The weighted-average grant-date fair value of RSUs and RSAs granted during the years ended December 31, 2012, 2011 and 2010 was $16.01, $9.18 and $7.26 per award, respectively. The total intrinsic value of RSUs and RSAs vested during the years ended December 31, 2012, 2011 and 2010 was $13.7 million, $6.4 million and $3.7 million, respectively.

As of December 31, 2012, there was unrecognized compensation expense of $12.8 million related to unvested RSUs and RSAs based on awards that are expected to vest. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 2.6 years.

Employee Stock Purchase Plan

Effective June 3, 2010, the date of shareholder approval of the On Assignment 2010 Employee Stock Purchase Plan (the ESPP), the Company reinstated the employee stock purchase program for issuance of up to 3,500,000 shares of common stock with the first offering periods. The ESPP allows eligible employees to purchase common stock of the Company, through payroll deductions, at 85 percent of the lower of the market price on the first day or the last day of semi-annual purchase periods. The ESPP is intended to qualify as an “employee stock purchase plan” under IRS Code Section 423. Eligible employees may contribute up to a certain percentage set by the plan administrator of their eligible earnings toward the purchase of the stock (subject to certain IRS limitations).

In accordance with the ESPP, shares of common stock are transferred to participating employees at the conclusion of each six month enrollment period, which now end on the last business day of the month in March and September each year. The Company issued 154,934 and 187,036 shares of common stock in 2012 and 2011, respectively, under the ESPP. In 2010, no shares were issued under the ESPP.

Compensation expense of shares purchased under the ESPP is measured based on a Black-Scholes option-pricing model. The model accounts for the discount from market value and applies an expected life in line with each six month purchase period. The weighted average fair value of stock purchased under the ESPP was $3.53 and $2.10 for the years ended December 31, 2012 and 2011, respectively. The stock-based compensation expense related to the ESPP was $0.8 million in 2012, $0.4 million in 2011 and $0.1 million in 2010.